Net Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Earnings Per Share [Line Items]
Net income (loss)	$ 108		$ 22	$ 202	$ 31	$ (289)	$ (236)	$ (512)
Less: Net (income) loss attributable to FTW prior to the Reorganization Transactions						(26)
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions						197
Net loss attributable to McAfee Corp., basic and diluted						$ (118)
Net income attributable to McAfee Corp., basic		$ 36		66
Net income attributable to change in ownership percentage due to dilutive equity awards		2		4
Less: Provision for income tax expense		0		0
Net income attributable to McAfee Corp., diluted		$ 38		$ 70
Weighted average shares of Class A common stock outstanding, basic	165.0			163.7		162.3
Dilutive impact of equity awards		17.8		15.8
Weighted average shares of Class A common stock outstanding, diluted	182.8			179.5		162.3
Earnings per share attributable to McAfee Corp., basic:
Earnings per share, basic	$ 0.22	$ 0.22		$ 0.40		$ (0.73)
Earnings per share attributable to McAfee Corp., diluted:
Earnings per share, diluted	$ 0.21	$ 0.21		$ 0.39		$ (0.73)
Continuing operations
Earnings Per Share [Line Items]
Net income (loss)						$ (218)
Less: Net (income) loss attributable to FTW prior to the Reorganization Transactions						74
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions						89
Net loss attributable to McAfee Corp., basic and diluted						$ (55)
Net income attributable to McAfee Corp., basic		$ 23		$ 50
Net income attributable to change in ownership percentage due to dilutive equity awards		2		4
Less: Provision for income tax expense		0		0
Net income attributable to McAfee Corp., diluted		$ 25		$ 54
Dilutive impact of equity awards		17.8		15.8
Earnings per share attributable to McAfee Corp., basic:
Earnings per share, basic		$ 0.14		$ 0.31		$ (0.34)
Earnings per share attributable to McAfee Corp., diluted:
Earnings per share, diluted		$ 0.14		$ 0.30		$ (0.34)
Discontinued operations
Earnings Per Share [Line Items]
Net income (loss)						$ (71)
Less: Net (income) loss attributable to FTW prior to the Reorganization Transactions						(100)
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions						108
Net loss attributable to McAfee Corp., basic and diluted						$ (63)
Net income attributable to McAfee Corp., basic		$ 13		$ 16
Less: Provision for income tax expense		0		0
Net income attributable to McAfee Corp., diluted		$ 13		$ 16
Dilutive impact of equity awards		17.8		15.8
Earnings per share attributable to McAfee Corp., basic:
Earnings per share, basic		$ 0.08		$ 0.10		$ (0.39)
Earnings per share attributable to McAfee Corp., diluted:
Earnings per share, diluted		$ 0.07		$ 0.09		$ (0.39)
Class A Common Stock
Earnings Per Share [Line Items]
Weighted average shares of Class A common stock outstanding, basic		165.0		163.7
Weighted average shares of Class A common stock outstanding, basic and diluted						162.3
Weighted average shares of Class A common stock outstanding, diluted		182.8		179.5
Class A Common Stock | Continuing operations
Earnings Per Share [Line Items]
Weighted average shares of Class A common stock outstanding, basic		165.0		163.7
Weighted average shares of Class A common stock outstanding, basic and diluted						162.3
Weighted average shares of Class A common stock outstanding, diluted		182.8		179.5
Class A Common Stock | Discontinued operations
Earnings Per Share [Line Items]
Weighted average shares of Class A common stock outstanding, basic		165.0		163.7
Weighted average shares of Class A common stock outstanding, basic and diluted						162.3
Weighted average shares of Class A common stock outstanding, diluted		182.8		179.5